RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 26, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) subsidiary carrier	Jun. 30, 2023 USD ($) carrier subsidiary	Dec. 31, 2022 subsidiary carrier
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary		2	2	2
Debt guarantees, number of carriers | carrier		2	2	2
Compensation	$ (612)	$ 1,646	$ 778
Related Party
Related Party Transaction [Line Items]
Debt guarantees, number of subsidiaries | subsidiary			2
Debt guarantees, number of carriers | carrier		2
Guarantor obligations, maximum exposure, undiscounted			$ 193,800
Debt instrument term (in years)			2 years
Maximum borrowing capacity			$ 25,000
Interest rate			5.00%
Annual commitment fee			0.50%
Debt Guarantee Compensation
Related Party Transaction [Line Items]
Guarantee fee rate			0.50%
Compensation	0	$ 279	$ 169
Ship Management Fee Revenue
Related Party Transaction [Line Items]
Compensation	$ (1,342)	$ 0	$ (455)
Ship Management Fee Revenue | QPSL
Related Party Transaction [Line Items]
Management services, number of vessels | vessel	4